Equity (Details 5) - Options [Member]	6 Months Ended
Dec. 31, 2020 AUD ($) shares
Statement Line Items [Line Items]
Issued Date	Sep. 18, 2020
stock option shares issued value | $	$ 1,577,720
Number of stock option shares issued | shares	49,000,000
Unlisted options issued to directors (ATHAAB) [Member]
Statement Line Items [Line Items]
stock option shares issued value | $	$ 1,577,720
Number of stock option shares issued | shares	49,000,000